Commitments and Contingencies (Tables)	12 Months Ended
Mar. 02, 2013
Lease Commitments

The Company is committed to future minimum annual lease payments related to real estate operating leases as follows:

For the fiscal years ending
2014	$67
2015	43
2016	36
2017	31
2018	29
Thereafter	46

$252